INTEREST-BEARING LOANS AND BORROWING (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	R$ 2,203.0	R$ 2,788.1
Interest-bearing loans and borrowings, current	1,298.1	982.6
Secured Bank Loans [Member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	111.6	126.2
Interest-bearing loans and borrowings, current	14.9	54.5
Other Secured Loans [Member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	279.4	328.1
Interest-bearing loans and borrowings, current	136.3	144.5
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, noncurrent	1,812.0	2,333.8
Interest-bearing loans and borrowings, current	1,146.9	783.6
Total Liabilities [Member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, current	R$ 3,501.1	R$ 3,770.7